Regulatory and Agency Capital Requirements (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Minimum leverage ratio for banking organizations	3.00%
Advance Approach Under Basel III [Member]
Regulatory capital ratios:
Tier 1 common equity ratio required for capital adequacy purposes	4.50%
Tier 1 capital ratio required for capital adequacy purposes	6.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%
Advance Approach Under Basel III [Member] | Wells Fargo & Company [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts	$ 144.2
Tier 1	164.6
Total	195.2
Assets:
Risk-weighted	1,263.2
Adjusted average	$ 1,757.1
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio	11.42%
Tier 1 capital	13.03%
Total capital	15.45%
Tier 1 leverage	9.37%
Advance Approach Under Basel III [Member] | Wells Fargo Bank, NA [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts	$ 126.9
Tier 1	126.9
Total	140.5
Assets:
Risk-weighted	1,100.9
Adjusted average	$ 1,584.3
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio	11.53%
Tier 1 capital	11.53%
Total capital	12.77%
Tier 1 leverage	8.01%
Standardized Approach Under Basel III [Member]
Regulatory capital ratios:
Tier 1 common equity ratio required for capital adequacy purposes	4.50%
Tier 1 capital ratio required for capital adequacy purposes	6.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%
Standardized Approach Under Basel III [Member] | Wells Fargo & Company [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts	$ 144.2
Tier 1	164.6
Total	205.6
Assets:
Risk-weighted	1,303.1
Adjusted average	$ 1,757.1
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio	11.07%
Tier 1 capital	12.63%
Total capital	15.77%
Tier 1 leverage	9.37%
Standardized Approach Under Basel III [Member] | Wells Fargo Bank, NA [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts	$ 126.9
Tier 1	126.9
Total	150.0
Assets:
Risk-weighted	1,197.6
Adjusted average	$ 1,584.3
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio	10.60%
Tier 1 capital	10.60%
Total capital	12.52%
Tier 1 leverage	8.01%
General Approach Under Basel III [Member]
Regulatory capital ratios:
Tier 1 common equity ratio required for capital adequacy purposes		4.50%
Tier 1 capital ratio required for capital adequacy purposes		4.00%
Total capital ratio required for capital adequacy purposes		8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes		4.00%
General Approach Under Basel III [Member] | Wells Fargo & Company [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts		$ 137.1
Tier 1		154.7
Total		192.9
Assets:
Risk-weighted		1,242.5
Adjusted average		$ 1,637.0
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio		11.04%
Tier 1 capital		12.45%
Total capital		15.53%
Tier 1 leverage		9.45%
General Approach Under Basel III [Member] | Wells Fargo Bank, NA [Member]
Regulatory capital:
Common Equity Tier 1 capital, amounts		$ 119.9
Tier 1		119.9
Total		144.0
Assets:
Risk-weighted		1,142.5
Adjusted average		$ 1,487.6
Regulatory capital ratios:
Common Equity Tier 1 capital, ratio		10.49%
Tier 1 capital		10.49%
Total capital		12.61%
Tier 1 leverage		8.06%